Fair Value of Financial Instruments (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Sep. 30, 2021	Jun. 27, 2021
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of fair value and carrying value of our debt
	September 26, 2021	June 27, 2021
Carrying value	$883,334	$885,387
Fair value	$883,990	$887,102

	June 27, 2021	June 28, 2020
Carrying value	$885,387	$848,599
Fair value	$887,102	$746,766

Schedule of derivative liabilities measured at fair value on a recurring basis
	September 26, 2021			June 27, 2021
	Other Current Liabilities	Other Long-Term Liabilities	Liabilities	Other Current Liabilities	Other Long-Term Liabilities	Liabilities
Level 2:
Interest rate swaps and caps	$6,677	$—	$6,677	$8,159	$710	$8,869

	June 27, 2021			June 28, 2020
	Other Current Liabilities	Other Long-Term Liabilities	Liabilities	Other Current Liabilities	Other Long-Term Liabilities	Liabilities
Level 2:
Interest rate swaps and caps	$8,159	$710	$8,869	$8,171	$9,327	$17,498

Isos Acquisition Corporation [Member]
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of assets and liabilities measured at fair value on recurring basis
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Money Market Funds held in Trust Account	$254,845,389	$254,845,389	$—	$—
Liabilities:
FPA Liability	$4,225,138	$—	$—	$4,225,138
Warrant Liability – Private Placement Warrants	7,510,700	—	—	7,510,700
Warrant Liability – Public Warrants	11,722,502	11,722,502	—	—
	$23,458,340	$11,722,502	$—	$11,735,838

Schedule of initial measurement
Input	Warrant Liability	FPA Liability
Expected term (years)	6.2	1.2
Expected volatility	24.2%	24.4%
Risk-free interest rate	1.1%	0.1%
Stock price	$9.56	$9.56
Input	Warrant Liability	FPA Liability
Expected term (years)	5.29	0.27
Expected volatility	29.3%
Risk-free interest rate	1.03%	0.04%
Stock price	$9.98	$9.88
Warrant value		$1.39

Schedule of fair value of the Level 3 liability
	Warrant Liability	FPA Liability
Fair value as of December 31, 2020	$—	$—
Initial fair value of warrant liability and FPA liability	18,421,695	558,090
Transfer out of Level 3 to Level 1	(8,494,567)	—
Change in fair value	(2,416,428)	3,667,048
Fair value as of September 30, 2021	$7,510,700	$4,225,138